Investments In Associates And Joint Venture - Summary of Financial Information for Joint Ventures (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial information of joint ventures [line items]
Cash and cash equivalents	S/ 900,168	S/ 950,701	S/ 807,214
Total current assets	2,825,609	2,979,771
Other current liabilities	(718,406)	(669,674)
Total current liabilities	(2,497,972)	(2,558,583)
Total non-current assets	3,286,955	3,424,693	4,310,507
Total non-current liabilities	(2,019,296)	(1,969,796)
Revenues	3,314,029	4,337,861	4,202,398
Depreciation and amortization	(197,125)	(219,817)	(206,520)
(Loss)/profit before income tax	(131,900)	(535,271)	124,005
Income tax expense	(58,444)	(303,371)	(110,993)
Profit from continuing operations after income tax	(190,344)	(838,642)	13,012
Total comprehensive income	(181,958)	(847,262)	S/ 71,709
Logistica Quimicos del Sur S.A.C. [member]
Disclosure of financial information of joint ventures [line items]
Cash and cash equivalents	2,710	2,131
Other current assets	3,324	2,416
Total current assets	6,034	4,547
Other current liabilities	(6,108)	(4,381)
Total current liabilities	(6,108)	(4,381)
Total non-current assets	35,715	37,620
Total non-current liabilities	(19,484)	(21,773)
Net assets	16,157	16,013
Revenues	13,351	12,622
Depreciation and amortization	(2,394)	(2,505)
Interest expense	(508)	(644)
(Loss)/profit before income tax	6,854	6,500
Income tax expense	(2,072)	(1,913)
Profit from continuing operations after income tax	4,782	4,587
Total comprehensive income	S/ 4,782	S/ 4,587